Commitments and contingencies (Details) $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended
	Apr. 21, 2020 USD ($)	Mar. 31, 2019 rig	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) contract	Mar. 26, 2020 USD ($)
Guarantor Obligations [Line Items]
Number of newbuilding contracts terminated | contract					8		8
Number of rigs included in legal proceedings | rig		8
Maximum guarantee					$ 282.0	$ 311.0	$ 282.0
Insurance deductible					1.3		1.3
Loss incident - amounts recovered							15.3
Losses recoverable under insurance					6.4		6.4
Loss of hire insurance settlement			$ 0.0	$ 0.0	9.0	10.0	19.5
Loss from Catastrophes
Guarantor Obligations [Line Items]
Loss incident - costs to repair equipment							23.0
Guarantees in favor of customers
Guarantor Obligations [Line Items]
Maximum guarantee					150.0	165.0	150.0
Total amount guaranteed					132.0	146.0	132.0
Guarantees in favor of customers | Seadrill Partners
Guarantor Obligations [Line Items]
Maximum guarantee					0.0	15.0	0.0
Guarantees in favor of customers | Northern Ocean
Guarantor Obligations [Line Items]
Maximum guarantee					100.0	100.0	100.0
Guarantees in favor of customers | Sonadrill
Guarantor Obligations [Line Items]
Maximum guarantee					50.0	50.0	50.0
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee					$ 132.0	$ 146.0	$ 132.0
Guarantee, amount called by lenders	$ 16.0
Guarantee in favor of banks | SeaMex
Guarantor Obligations [Line Items]
Maximum guarantee								$ 22.0
Guarantee, amount called by lenders	$ 8.0